Financial Risk Management (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Borrowings	$ 1,126,658	$ 1,486,445	$ 1,107,241
Less: Cash and cash equivalents	(244,865)	(221,601)
Net borrowings	881,793	1,264,844
Equity	$ 1,222,697	$ 797,142	$ 803,324	$ 834,101
Debt ratio	72.00%	159.00%